Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 1
Issues
Maturity
Date
Principal
Amount Value
BONDS – 95.78%
ASSET-BACKED SECURITIES — 4.20%**
GCO Education Loan Funding Trust II,
Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
0.80% 08/27/46
1,2
$ 70,854 $ 68,835
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
36,737 42,234
SLC Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.16%)
0.38% 03/15/55
2
60,000 57,459
SLM Student Loan Trust,
Series 2007-2, Class B
(LIBOR USD 3-Month plus 0.17%)
0.38% 07/25/25
2
70,000 64,779
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
1.41% 01/25/83
2
20,000 18,259
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
1.41% 04/26/83
2
20,000 18,406
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
2.06% 07/25/73
2
35,000 34,491
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
1.31% 07/25/23
2
33,271 32,500
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
2.06% 07/26/83
2
20,000 19,156
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
2.06% 07/26/83
2
20,000 19,420
SLM Student Loan Trust,
Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
1.71% 04/25/23
2
21,325 21,169
SLM Student Loan Trust,
Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
2.46% 10/25/75
2
30,000 30,034
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
1.71% 04/25/23
2
16,224 16,095
SLM Student Loan Trust,
Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
2.46% 10/25/83
2
15,000 14,884
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Structured Receivables Finance LLC,
Series 2010-B, Class A
3.73% 08/15/36
1
$ 61,455 $ 63,938
Towd Point Mortgage Trust,
Series 2015-2, Class 1A13
2.50% 11/25/60
1,3
27,848 27,983
Wachovia Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
0.38% 04/25/40
1,2
40,333 38,980
Total Asset-Backed Securities
(Cost $574,220) 588,622
CORPORATES — 49.59%*
Banking — 5.32%
Bank of America Corp.
2.59% 04/29/31
3
10,000 10,717
3.00% 12/20/23
3
15,000 15,794
Bank of America Corp.
(MTN)
2.50% 02/13/31
3
35,000 37,041
3.97% 03/05/29
3
60,000 69,674
3.97% 02/07/30
3
30,000 35,360
Bank of New York Mellon Corp. (The)
(MTN)
1.60% 04/24/25 45,000 47,085
3.25% 09/11/24 5,000 5,506
Fifth Third Bancorp
2.55% 05/05/27 30,000 32,697
HSBC Holdings PLC
(United Kingdom)
2.01% 09/22/28
3,4
5,000 5,126
JPMorgan Chase & Co.
2.52% 04/22/31
3
35,000 37,667
3.21% 04/01/23
3
50,000 51,825
3.56% 04/23/24
3
70,000 75,052
4.01% 04/23/29
3
20,000 23,400
4.20% 07/23/29
3
15,000 17,952
Lloyds Banking Group PLC
(United Kingdom)
3.87% 07/09/25
3,4
40,000 44,136
Santander UK Group Holdings PLC
(United Kingdom)
3.37% 01/05/24
3,4
30,000 31,566
3.57% 01/10/23
4
10,000 10,306
State Street Corp.
3.78% 12/03/24
3
15,000 16,504
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
3
30,000 31,967
2.57% 02/11/31
3
30,000 31,957
2.88% 10/30/30
3
5,000 5,460
3.58% 05/22/28
3
20,000 22,685
5.01% 04/04/51
3
60,000 85,424
744,901

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
2 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications — 5.38%
AT&T, Inc.
2.55% 12/01/33
1
$ 29,000 $ 29,808
2.75% 06/01/31 30,000 32,076
3.80% 12/01/57
1
70,000 73,382
4.30% 02/15/30 49,000 58,565
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75% 02/15/28 42,000 47,164
Comcast Corp.
1.95% 01/15/31 70,000 71,861
Fox Corp.
3.50% 04/08/30 30,000 34,130
Level 3 Financing, Inc.
3.88% 11/15/29
1
11,000 12,241
SES SA
(Luxembourg)
3.60% 04/04/23
1,4
15,000 15,878
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
25,000 27,155
5.15% 03/20/28
1
50,000 58,000
T-Mobile USA, Inc.
2.55% 02/15/31
1
49,000 51,515
4.38% 04/15/40
1
25,000 30,534
Verizon Communications, Inc.
4.33% 09/21/28 40,000 48,182
ViacomCBS, Inc.
4.20% 05/19/32 40,000 48,181
Vodafone Group PLC
(United Kingdom)
4.38% 05/30/28
4
65,000 77,898
Walt Disney Co. (The)
2.65% 01/13/31 15,000 16,465
6.20% 12/15/34 4,000 6,072
7.75% 01/20/24 12,000 14,469
753,576
Consumer Discretionary — 1.89%
Anheuser-Busch InBev Worldwide, Inc.
3.50% 06/01/30 60,000 69,585
4.00% 04/13/28 52,000 61,376
4.75% 01/23/29 15,000 18,536
Bacardi Ltd.
(Bermuda)
4.70% 05/15/28
1,4
30,000 35,633
BAT Capital Corp.
2.73% 03/25/31 10,000 10,366
Constellation Brands, Inc.
2.88% 05/01/30 20,000 21,960
4.25% 05/01/23 15,000 16,359
Reynolds American, Inc.
5.70% 08/15/35 25,000 31,263
265,078
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric — 3.32%
Alliant Energy Finance LLC
1.40% 03/15/26
1
$ 40,000 $ 40,222
Ameren Corp.
3.50% 01/15/31 35,000 40,449
Appalachian Power Co.
4.45% 06/01/45 5,000 6,444
Berkshire Hathaway Energy Co.
3.70% 07/15/30
1
50,000 59,301
Black Hills Corp.
4.35% 05/01/33 36,000 43,717
Consolidated Edison Co. of New York, Inc.,
Series 20A
3.35% 04/01/30 45,000 51,648
Duquesne Light Holdings, Inc.
5.90% 12/01/21
1
23,000 23,990
ITC Holdings Corp.
4.05% 07/01/23 10,000 10,784
Metropolitan Edison Co.
4.00% 04/15/25
1
25,000 27,161
Narragansett Electric Co. (The)
3.40% 04/09/30
1
35,000 39,741
Public Service Co. of New Mexico
3.85% 08/01/25 40,000 44,092
Southwestern Electric Power Co.,
Series M
4.10% 09/15/28 20,000 23,610
Tucson Electric Power Co.
5.15% 11/15/21 30,000 30,885
Xcel Energy, Inc.
3.40% 06/01/30 20,000 22,986
465,030
Energy — 4.12%
BP Capital Markets America, Inc.
3.63% 04/06/30 25,000 29,147
Chevron Corp.
2.24% 05/11/30 15,000 16,096
Concho Resources, Inc.
2.40% 02/15/31 65,000 68,132
Energy Transfer Operating LP
4.95% 06/15/28 35,000 40,366
5.50% 06/01/27 10,000 11,786
EQT Corp.
3.90% 10/01/27 10,000 9,953
Exxon Mobil Corp.
3.45% 04/15/51 20,000 22,902
3.48% 03/19/30 25,000 29,120
Hess Corp.
4.30% 04/01/27 17,000 18,849
Kinder Morgan, Inc.
5.63% 11/15/23
1
25,000 28,228
Kinder Morgan, Inc.
(GMTN)
7.80% 08/01/31 10,000 14,452
NGPL Pipe Co. LLC
4.38% 08/15/22

25,000 26,060

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 3
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Petroleos Mexicanos
(Mexico)
5.35% 02/12/28
4
$ 15,000 $ 14,841
5.95% 01/28/31
4
30,000 29,850
Plains All American Pipeline LP/PAA Finance Corp.
4.65% 10/15/25 15,000 16,811
Rockies Express Pipeline LLC
3.60% 05/15/25
1
20,000 20,625
4.95% 07/15/29
1
10,000 10,411
Ruby Pipeline LLC
7.75% 04/01/22
1
15,720 15,484
Southern Natural Gas Co. LLC
4.80% 03/15/47
1
30,000 35,708
Sunoco Logistics Partners Operations LP
3.90% 07/15/26 10,000 10,941
4.00% 10/01/27 10,000 10,987
TC PipeLines LP
3.90% 05/25/27 20,000 22,541
Texas Eastern Transmission LP
2.80% 10/15/22
1
10,000 10,350
TransCanada PipeLines Ltd.
(Canada)
4.10% 04/15/30
4
30,000 35,526
Williams Cos., Inc. (The)
4.30% 03/04/24 25,000 27,572
576,738
Finance — 6.01%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.88% 01/23/28
4
11,000 11,822
3.95% 02/01/22
4
35,000 36,000
Air Lease Corp.
3.00% 09/15/23 30,000 31,509
3.63% 12/01/27 11,000 11,876
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.88% 02/15/25
1,4
5,000 5,103
Citigroup, Inc.
2.57% 06/03/31
3
45,000 48,004
3.20% 10/21/26 20,000 22,370
3.67% 07/24/28
3
20,000 22,776
Daimler Finance North America LLC
2.20% 10/30/21
1
20,000 20,282
Ford Motor Credit Co. LLC
4.25% 09/20/22 25,000 25,845
(LIBOR USD 3-Month plus 1.08%)
1.30% 08/03/22
2
35,000 34,262
GE Capital Funding LLC
4.40% 05/15/30
1
10,000 11,797
GE Capital International Funding Co.
(Ireland)
4.42% 11/15/35
4
70,000 83,414
General Motors Financial Co., Inc.
3.15% 06/30/22 10,000 10,353
3.20% 07/06/21 20,000 20,217
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
4.20% 11/06/21 $ 15,000 $ 15,450
4.38% 09/25/21 5,000 5,136
Goldman Sachs Group, Inc. (The)
2.60% 02/07/30 30,000 32,310
2.88% 10/31/22
3
75,000 76,498
Intercontinental Exchange, Inc.
1.85% 09/15/32 5,000 5,048
2.10% 06/15/30 35,000 36,662
(LIBOR USD 3-Month plus 0.65%)
0.87% 06/15/23
2
20,000 20,064
Morgan Stanley
(GMTN)
3.70% 10/23/24 70,000 77,957
3.77% 01/24/29
3
20,000 23,251
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
1,3,4
10,000 10,391
3.77% 03/08/24
1,3,4
25,000 26,614
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,4
10,000 10,485
5.50% 02/15/24
1,4
15,000 16,371
Pipeline Funding Co. LLC
7.50% 01/15/30
1
18,226 24,232
Raymond James Financial, Inc.
3.63% 09/15/26 30,000 34,460
4.65% 04/01/30 25,000 30,826
841,385
Food — 1.11%
Conagra Brands, Inc.
4.60% 11/01/25 16,000 18,863
General Mills, Inc.
3.70% 10/17/23 15,000 16,351
Kraft Heinz Foods Co.
5.00% 07/15/35 48,000 57,804
Smithfield Foods, Inc.
3.35% 02/01/22
1
50,000 50,875
5.20% 04/01/29
1
10,000 11,917
155,810
Health Care — 7.39%
AbbVie, Inc.
3.60% 05/14/25 25,000 27,868
3.80% 03/15/25 5,000 5,618
5.00% 12/15/21 25,000 25,814
Alcon Finance Corp.
2.75% 09/23/26
1
20,000 21,906
Anthem, Inc.
3.65% 12/01/27 40,000 46,155
Ascension Health,
Series B
2.53% 11/15/29 20,000 21,929
Banner Health
2.34% 01/01/30 10,000 10,680

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
4 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Barnabas Health, Inc.,
Series 2012
4.00% 07/01/28 $ 15,000 $ 16,548
Baxalta, Inc.
3.60% 06/23/22 25,000 26,021
Baxter International, Inc.
3.95% 04/01/30
1
25,000 29,912
Bayer U.S. Finance II LLC
3.88% 12/15/23
1
10,000 10,904
4.38% 12/15/28
1
55,000 64,735
4.40% 07/15/44
1
5,000 5,879
Becton Dickinson and Co.
3.36% 06/06/24 15,000 16,291
Bon Secours Mercy Health, Inc.,
Series 20-2
2.10% 06/01/31 30,000 29,970
Bristol-Myers Squibb Co.
3.90% 02/20/28 40,000 47,532
Centene Corp.
3.00% 10/15/30 50,000 53,058
Cigna Corp.
2.40% 03/15/30 25,000 26,677
4.38% 10/15/28 30,000 36,284
CommonSpirit Health
2.76% 10/01/24 25,000 26,881
2.78% 10/01/30 20,000 21,320
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 30,000 33,452
Elanco Animal Health, Inc.
5.90% 08/28/28 15,000 17,747
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
1
30,000 31,600
Fresenius U.S. Finance II, Inc.
4.25% 02/01/21
1
30,000 30,077
HCA, Inc.
4.13% 06/15/29 25,000 29,053
5.00% 03/15/24 15,000 16,888
Humana, Inc.
2.90% 12/15/22 15,000 15,685
3.13% 08/15/29 15,000 16,587
NYU Langone Hospitals,
Series 2020
3.38% 07/01/55 20,000 20,948
Providence St. Joseph Health Obligated Group,
Series H
2.75% 10/01/26 20,000 21,860
Quest Diagnostics, Inc.
4.20% 06/30/29 20,000 23,843
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30 30,000 29,609
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
1,4
20,000 20,569
Smith & Nephew PLC
(United Kingdom)
2.03% 10/14/30
4
30,000 30,588
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
UnitedHealth Group, Inc.
3.70% 12/15/25 $ 20,000 $ 22,936
3.88% 12/15/28 40,000 47,940
Viatris, Inc.
1.13% 06/22/22
1
35,000 35,332
Zimmer Biomet Holdings, Inc.
3.55% 03/20/30 15,000 17,006
1,033,702
Industrials — 1.90%
Amcor Finance USA, Inc.
3.63% 04/28/26 5,000 5,611
4.50% 05/15/28 15,000 17,937
BAE Systems Holdings, Inc.
3.80% 10/07/24
1
25,000 27,919
3.85% 12/15/25
1
20,000 22,710
BAE Systems PLC
(United Kingdom)
3.40% 04/15/30
1,4
10,000 11,347
Berry Global, Inc.
1.57% 01/15/26
1
25,000 25,237
General Electric Co.
(MTN)
5.88% 01/14/38 30,000 40,702
(LIBOR USD 3-Month plus 0.38%)
0.60% 05/05/26
2
10,000 9,625
Ingersoll-Rand Co.
9.00% 08/15/21 10,000 10,448
L3Harris Technologies, Inc.
3.85% 06/15/23 15,000 16,198
Sonoco Products Co.
3.13% 05/01/30 30,000 33,380
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.63% 04/28/26
1,4
15,000 16,635
WRKCo, Inc.
3.00% 06/15/33 10,000 11,072
4.65% 03/15/26 15,000 17,661
266,482
Information Technology — 0.52%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63% 01/15/24 20,000 21,657
Fiserv, Inc.
2.65% 06/01/30 25,000 27,081
Intel Corp.
3.90% 03/25/30 20,000 24,030
72,768
Insurance — 2.59%
Aon Corp.
2.80% 05/15/30 25,000 27,393
3.75% 05/02/29 10,000 11,683
Berkshire Hathaway Finance Corp.
1.85% 03/12/30 10,000 10,552
Farmers Insurance Exchange
4.75% 11/01/57
1,3
45,000 49,654

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 5
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.
2.25% 11/15/30 $ 30,000 $ 31,816
Massachusetts Mutual Life Insurance Co.
3.38% 04/15/50
1
48,000 52,586
Metropolitan Life Global Funding I
2.95% 04/09/30
1
25,000 28,184
Nationwide Mutual Insurance Co.
2.51% 12/15/24
1,3
40,000 39,993
New York Life Insurance Co.
5.88% 05/15/33
1
30,000 41,187
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
1,3
45,000 48,037
Willis North America, Inc.
2.95% 09/15/29 20,000 21,924
363,009
Materials — 1.00%
FMC Corp.
3.45% 10/01/29 20,000 22,854
Georgia-Pacific LLC
2.30% 04/30/30
1
35,000 37,497
International Flavors & Fragrances, Inc.
4.45% 09/26/28 40,000 47,414
Nutrition & Biosciences, Inc.
2.30% 11/01/30
1
10,000 10,309
Sherwin-Williams Co. (The)
2.30% 05/15/30 20,000 21,043
139,117
Real Estate Investment Trust (REIT) — 5.64%
Alexandria Real Estate Equities, Inc.
3.80% 04/15/26 5,000 5,763
4.50% 07/30/29 18,000 22,004
American Campus Communities Operating Partnership LP
3.30% 07/15/26 15,000 16,393
3.63% 11/15/27 5,000 5,502
3.75% 04/15/23 20,000 21,245
3.88% 01/30/31 110,000 123,461
American Tower Corp.
2.90% 01/15/30 10,000 10,917
3.55% 07/15/27 15,000 16,986
AvalonBay Communities, Inc.
(MTN)
2.45% 01/15/31 25,000 26,934
Boston Properties LP
2.75% 10/01/26 10,000 10,886
3.25% 01/30/31 25,000 27,661
3.40% 06/21/29 10,000 11,179
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85% 04/15/23 15,000 16,140
Crown Castle International Corp.
3.30% 07/01/30 20,000 22,422
CubeSmart LP
4.38% 02/15/29 15,000 17,759
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24 15,000 16,042
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
3.45% 11/15/29 $ 30,000 $ 32,384
Essex Portfolio LP
2.65% 03/15/32 10,000 10,722
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 15,000 15,801
4.00% 01/15/31 15,000 16,391
5.30% 01/15/29 15,000 17,383
Healthcare Trust of America Holdings LP
2.00% 03/15/31 30,000 30,069
3.10% 02/15/30 15,000 16,362
Healthpeak Properties, Inc.
3.88% 08/15/24 20,000 22,366
4.25% 11/15/23 10,000 10,955
Hudson Pacific Properties LP
3.95% 11/01/27 25,000 27,559
Kilroy Realty LP
2.50% 11/15/32 25,000 25,465
3.05% 02/15/30 5,000 5,324
4.38% 10/01/25 15,000 16,849
Lexington Realty Trust
2.70% 09/15/30 25,000 26,079
Life Storage LP
2.20% 10/15/30 40,000 40,918
Mid-America Apartments LP
1.70% 02/15/31 20,000 20,019
SL Green Operating Partnership LP
3.25% 10/15/22 30,000 30,961
(LIBOR USD 3-Month plus 0.98%)
1.20% 08/16/21
2
10,000 9,978
UDR, Inc.
(MTN)
4.40% 01/26/29 10,000 11,906
Ventas Realty LP
4.13% 01/15/26 10,000 11,511
4.75% 11/15/30 15,000 18,340
788,636
Retail — 0.45%
Alimentation Couche-Tard, Inc.
(Canada)
2.95% 01/25/30
1,4
15,000 16,425
3.80% 01/25/50
1,4
20,000 23,753
Home Depot, Inc. (The)
3.90% 12/06/28 10,000 12,012
Starbucks Corp.
2.00% 03/12/27 10,000 10,628
62,818
Services — 1.45%
Emory University,
Series 2020
2.14% 09/01/30 35,000 36,840
IHS Markit Ltd.
(Bermuda)
4.75% 08/01/28
4
5,000 6,167
5.00% 11/01/22
1,4
25,000 26,770

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
6 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services (continued)
Massachusetts Institute of Technology
3.96% 07/01/38 $ 25,000 $ 31,302
Northwestern University
3.69% 12/01/38 20,000 22,824
RELX Capital, Inc.
3.00% 05/22/30 10,000 11,144
4.00% 03/18/29 20,000 23,767
Republic Services, Inc.
2.90% 07/01/26 15,000 16,586
Waste Connections, Inc.
(Canada)
2.60% 02/01/30
4
25,000 26,930
202,330
Transportation — 1.50%
Burlington Northern Santa Fe LLC
4.40% 03/15/42 4,000 5,319
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98% 04/19/22 20,751 21,010
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 48,505 48,636
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 31,793 31,854
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25% 04/22/23 3,867 3,687
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 19,430 17,975
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 46,665 46,229
Union Pacific Corp.
3.95% 09/10/28 30,000 35,765
210,475
Total Corporates
(Cost $6,433,275) 6,941,855
MORTGAGE-BACKED — 15.59%**
Non-Agency Commercial Mortgage-Backed — 5.98%
BANK,
Series 2018-BN10, Class XA (IO)
0.73% 02/15/61
3
270,157 11,785
BANK,
Series 2019-BN16, Class A4
4.01% 02/15/52 85,000 101,047
BANK,
Series 2019-BN17, Class A4
3.71% 04/15/52 55,000 64,430
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class XA (IO)
0.84% 09/10/46
3
1,293,606 24,526
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
0.99% 10/10/47
3
$ 639,214 $ 19,748
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.21% 03/10/46
3
538,312 11,844
Commercial Mortgage Trust,
Series 2013-CR9, Class XA (IO)
0.10% 07/10/45
3
18,275,773 33,439
Commercial Mortgage Trust,
Series 2014-CR19, Class XA (IO)
0.98% 08/10/47
3
649,917 18,192
Commercial Mortgage Trust,
Series 2014-UBS2, Class XA (IO)
1.15% 03/10/47
3
1,070,496 31,089
Commercial Mortgage Trust,
Series 2014-UBS3, Class XA (IO)
1.07% 06/10/47
3
1,832,732 55,839
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
0.87% 09/10/47
3,5,6
2,157,339 53,822
CSMC Trust,
Series 2016-NXSR, Class XA (IO)
0.76% 12/15/49
3
398,183 11,679
DBUBS Mortgage Trust,
Series 2011-LC2A, Class XA (IO)
0.96% 07/10/44
1,3
599,765 387
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.35% 02/10/37
1,3
375,000 5,033
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
1.06% 08/10/43
1,3
4,922,058 59,633
GS Mortgage Securities Trust,
Series 2011-GC5, Class XA (IO)
1.32% 08/10/44
1,3
1,514,586 3,469
GS Mortgage Securities Trust,
Series 2014-GC20, Class XA (IO)
1.04% 04/10/47
3
1,474,985 37,660
GS Mortgage Securities Trust,
Series 2016-GS3, Class XA (IO)
1.22% 10/10/49
3
218,842 12,279
GS Mortgage Securities Trust,
Series 2017-GS7, Class XA (IO)
1.12% 08/10/50
3
98,775 5,811
GS Mortgage Securities Trust,
Series 2019-GC42, Class A4
3.00% 09/01/52 50,000 56,146
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C29, Class XA (IO)
0.65% 05/15/48
3
622,339 15,241
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C7, Class XA (IO)
0.88% 10/15/50
3
266,990 11,936

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 7
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class XB (IO)
0.73% 11/15/43
1,3
$ 1,397,175 $ 4,491
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9, Class XA (IO)
1.49% 12/15/47
3
882,489 20,176
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40% 06/05/39
1
5,000 5,733
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.03% 04/15/48
3
711,530 23,341
Natixis Commercial Mortgage Securities Trust,
Series 2020-2PAC, Class XB (IO)
0.81% 12/15/38
1,3
570,000 18,448
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.20% 08/10/49
1,3,5,6
3,700,000 14,044
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.09% 08/15/50
3
358,953 10,811
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA (IO)
1.04% 12/15/47
3
977,478 31,458
WF-RBS Commercial Mortgage Trust,
Series 2011-C3, Class XA (IO)
1.27% 03/15/44
1,3
2,078,470 2,444
WF-RBS Commercial Mortgage Trust,
Series 2012-C7, Class XA (IO)
1.31% 06/15/45
1,3
1,276,484 14,648
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class XA (IO)
1.26% 03/15/47
3
1,422,130 46,362
836,991
Non-Agency Mortgage-Backed — 3.47%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R11, Class M3
(LIBOR USD 1-Month plus 0.75%)
0.90% 01/25/36
2
100,000 95,572
Banc of America Funding Trust,
Series 2014-R7, Class 2A1
(LIBOR USD 1-Month plus 0.14%)
0.29% 09/26/36
1,2
30,833 29,829
Bear Stearns ARM Trust,
Series 2004-1, Class 12A5
3.61% 04/25/34
3
10,361 10,135
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A2
7.58% 06/15/30
3
19,426 5,021
Centex Home Equity Loan Trust,
Series 2005-D, Class M4
(LIBOR USD 1-Month plus 0.92%)
1.06% 10/25/35
2
30,000 29,864
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A
(LIBOR USD 1-Month plus 1.35%)
1.50% 10/25/37
1,2
$ 9,368 $ 9,427
Citigroup Mortgage Loan Trust,
Series 2015-6, Class 2A1
0.69% 12/25/35
1,3
25,168 25,332
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
0.78% 02/25/35
2
49,590 48,547
Conseco Finance Corp.,
Series 1998-4, Class A5
6.18% 04/01/30 15,118 15,129
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
1.05% 10/25/47
2
27,407 26,964
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
3.20% 09/25/35
3
16,134 16,659
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
0.31% 05/25/37
2
24,101 23,407
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX3, Class A1
(LIBOR USD 1-Month plus 0.24%)
0.39% 06/25/37
2
12,607 12,308
JPMorgan Mortgage Trust,
Series 2005-A3, Class 2A1
3.52% 06/25/35
3
10,555 10,826
Long Beach Mortgage Loan Trust,
Series 2006-1, Class 1A
(LIBOR USD 1-Month plus 0.44%)
0.59% 02/25/36
2
7,263 7,096
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A1
2.56% 07/25/34
3
17,249 17,735
Morgan Stanley Resecuritization Trust,
Series 2015-R2, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
0.71%)
1.45% 12/27/46
1,2
17,747 17,774
Saxon Asset Securities Trust,
Series 2007-2, Class A2A
(LIBOR USD 1-Month plus 0.10%)
0.25% 05/25/47
2
83,380 70,527
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A2
(LIBOR USD 1-Month plus 0.70%)
0.85% 03/19/34

2,214 2,103

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
8 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Home Equity Trust Mortgage Pass-Through
Certificates,
Series 2004-1, Class 2A1
(LIBOR USD 1-Month plus 0.60%)
0.75% 04/25/34
2
$ 13,162 $ 12,128
486,383
U.S. Agency Commercial Mortgage-Backed — 2.40%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
2.75% 07/25/39
3
755,807 28,378
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.04% 04/25/36
3
357,046 4,005
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.66% 01/25/39
3
672,878 39,242
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K013, Class X3 (IO)
2.83% 01/25/43
3
860,000 504
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K015, Class X3 (IO)
2.81% 08/25/39
3
350,000 5,383
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K020, Class X1 (IO)
1.34% 05/25/22
3
1,790,648 25,303
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K025, Class X1 (IO)
0.80% 10/25/22
3
744,997 9,072
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K049, Class X3 (IO)
1.55% 10/25/43
3
250,000 15,576
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K717, Class X3 (IO)
1.63% 11/25/42
3
900,000 10,513
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K722, Class X1 (IO)
1.31% 03/25/23
3
2,307,518 49,340
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KAIV, Class X2 (IO)
3.59% 06/25/41
3
200,000 2,917
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KC01, Class X1 (IO)
0.65% 12/25/22
3
3,203,612 19,989
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KC05, Class X1 (IO)
1.20% 06/25/27
3
399,197 22,405
Ginnie Mae,
Series 2011-78, Class IX (IO)
0.00% 08/16/46
3
145,289 9,264
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.17% 02/16/53
3
4,117,388 35,353
Ginnie Mae,
Series 2013-1, Class IO (IO)
0.56% 02/16/54
3
1,331,766 28,865
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2013-125, Class IO (IO)
0.47% 10/16/54
3
$ 1,508,073 $ 29,655
335,764
U.S. Agency Mortgage-Backed — 3.74%
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
5.85% 11/25/41
2
172,971 24,760
Fannie Mae REMICS,
Series 2012-128, Class UA
2.50% 06/25/42 72,299 73,791
Fannie Mae REMICS,
Series 2013-5, Class GF
(LIBOR USD 1-Month plus 1.10%)
1.25% 10/25/42
2
47,652 47,885
Freddie Mac REMICS,
Series 4064, Class TB
3.50% 06/15/42 103,000 110,853
Freddie Mac REMICS,
Series 4638, Class UF
(LIBOR USD 1-Month plus 1.00%)
1.14% 09/15/44
2
24,838 24,966
Freddie Mac Strips,
Series 240, Class IO (IO)
5.50% 07/15/36 254,093 50,919
Ginnie Mae,
Series 2003-110, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.45% 10/20/33
2
288,385 57,962
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 48,902 52,457
Ginnie Mae,
Series 2018-154, Class BP
3.50% 11/20/48 13,260 13,716
Ginnie Mae,
Series 2019-15, Class GT
3.50% 02/20/49 61,660 65,841
523,150
Total Mortgage-Backed
(Cost $2,778,542) 2,182,288
MUNICIPAL BONDS — 3.36%*
California — 1.29%
Los Angeles Community College District General Obligation
Bonds
2.34% 08/01/33 25,000 26,276
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
5.00% 05/15/36 10,000 12,670
Los Angeles Unified School District, Build America Bonds,
School Improvements, Series RY
6.76% 07/01/34 10,000 15,055

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 9
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
California (continued)
Los Angeles Unified School District, Build America Taxable
Bonds, School Improvements, Series KR
5.75% 07/01/34 $ 25,000 $ 35,303
Regents of the University of California Medical Center Pooled
Revenue, Taxable Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.01% 05/15/50 10,000 10,743
3.26% 05/15/60 20,000 22,484
San Francisco City & County Airport Comm-San Francisco
International Airport, Airport and Marina Improvements, Series
A
5.00% 05/01/49 10,000 12,321
Santa Clara Valley Transportation Authority, Build America
Bonds, Transit Improvements
5.88% 04/01/32 20,000 25,771
Santa Monica Community College District General Obligation
Bonds
2.05% 08/01/33 20,000 20,533
181,156
Colorado — 0.18%
City & County of Denver Airport System Revenue Bonds,
Series C
2.24% 11/15/30 25,000 25,082
Florida — 0.21%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 15,000 16,321
Greater Orlando Aviation Authority, Port, Airport and Marina
Improvements, Series A
5.00% 10/01/44 10,000 12,400
28,721
Georgia — 0.15%
City of Atlanta Water & Wastewater Revenue Bonds
2.26% 11/01/35 20,000 20,981
Maryland — 0.11%
City of Baltimore Revenue Bonds, Series B
2.13% 07/01/33 15,000 15,453
Massachusetts — 0.12%
Massachusetts School Building Authority Revenue Bonds,
Series B
2.97% 10/15/32 15,000 16,259
New York — 0.73%
City of New York General Obligation Bonds, Series D
1.92% 08/01/31 30,000 30,675
New York City Transitional Finance Authority Future Tax
Secured Revenue, Taxable Bonds, Public Improvements
3.73% 08/01/29 5,000 5,767
New York State Dormitory Authority Revenue Bonds, School
Improvements, Series A
5.00% 03/15/47 5,000 6,229
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Dormitory Authority Revenue Bonds, School
Improvements, Series F
2.96% 02/15/32 $ 25,000 $ 28,229
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series B
2.97% 03/15/34 15,000 16,143
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series F
2.00% 03/15/33 15,000 15,014
102,057
North Carolina — 0.21%
University of North Carolina at Chapel Hill, College and
University Taxable Revenue Bonds, Series C
3.33% 12/01/36 25,000 29,293
Texas — 0.36%
Dallas Area Rapid Transit Revenue Bonds
2.18% 12/01/32 25,000 25,759
North Texas Tollway Authority Revenue Bonds
1.88% 01/01/30 25,000 24,916
50,675
Total Municipal Bonds
(Cost $448,617) 469,677
U.S. TREASURY SECURITIES — 23.04%
U.S. Treasury Notes — 23.04%
U.S. Treasury Notes
0.13% 11/30/22 2,146,000 2,146,252
0.38% 11/30/25 230,000 230,332
0.38% 12/31/25 413,000 413,339
U.S. Treasury Notes (WI)
0.88% 11/15/30 436,000 434,603
Total U.S. Treasury Securities
(Cost $3,224,978) 3,224,526
Total Bonds — 95.78%
(Cost $13,459,632)
13,406,968
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 2.65%
Money Market Funds — 0.15%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
7
20,347 20,347
U.S. Treasury Bills — 2.50%
U.S. Treasury Bills
0.12%

02/04/21 150,000 149,991

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
10 / December 2020
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
0.10%
8
04/01/21 $ 200,000 $ 199,963
349,954
Total Short-Term Investments
(Cost $370,283) 370,301
Total Investments - 98.43%
(Cost $13,829,915) 13,777,269
Cash and Other Assets, Less Liabilities - 1.57% 219,918
Net Assets - 100.00% $ 13,997,187
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2020.
3
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
4
U.S. dollar-denominated security issued by foreign-domiciled entity.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $67,866, which is 0.48% of total net assets.
7
Represents the current yield as of December 31, 2020.
8
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(USD): U.S. Dollar
(WI): When Issued
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note 23 03/31/21 $ 2,901,773 $ 6,789 $ 6,789
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond 12 03/22/21 (1,876,313) 8,975 8,975
U.S. Treasury Ultra Bond 2 03/22/21 (427,125) 5,918 5,918
(2,303,438) 14,893 14,893
TOTAL FUTURES CONTRACTS $ 598,335 $ 21,682 $ 21,682

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 11
market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the
Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the
Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its
NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
12 / December 2020
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31,
2020 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2020 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
INVESTMENT GRADE CREDIT FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 20,347 $ — $ — $ 20,347
U.S. Treasury Bills 349,954 — — 349,954
Long-Term Investments:
Asset-Backed Securities — 588,622 — 588,622
Corporates — 6,941,855 — 6,941,855
Mortgage-Backed — 2,114,422 67,866 2,182,288
Municipal Bonds — 469,677 — 469,677
U.S. Treasury Securities 3,224,526 — — 3,224,526
Other Financial Instruments
*
Assets:
Interest rate contracts 21,682 — — 21,682
Total $ 3,616,509 $ 10,114,576 $ 67,866 $ 13,798,951
*Other financial instruments include futures. Interest rate contracts include futures.
INVESTMENT GRADE
CREDIT FUND
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2020 $ 20,170
Accrued discounts/premiums (725)
Realized gain/(loss) —
Change in unrealized (depreciation)* (13,403)
Purchases 61,824
Sales —
Transfers into Level 3** —
Transfers out of Level 3** —
Balance as of
December 31, 2020
$ 67,866
*The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2020 was $(13,403) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2020.

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 13
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2020 are as follows:
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
INVESTMENT GRADE CREDIT FUND
FAIR VALUE
AT 12/31/20 VALUATION TECHNIQUE*
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Mortgage-Backed Securities - Commercial
Mortgage-Backed
$67,866 Third-party Vendor Vendor Prices $0.38 - $2.49 $2.06